UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 1999

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is arestatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz        Chicago, Illinois              8/6/99
---------------------------    -----------------------     -------------------
     (Signature)                   (City/State)                  (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             69

Form 13F Information Table Value Total:     12,421,213

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

              FORM 13F INFORMATION TABLE

                               Title
                                of             (X$1000)   Shares/  SH/  Put/  Investmt   Other
Name of Issuer                 class   CUSIP    Value     PRN AMT  PRN  Call   Dscretn   Managers   Sole    Share  None

AKZO NOBEL ADR                  COM  010199305   246095   5807550  SH           SOLE               5609200         198350
AMERITECH CORP                  COM  030954101   207762   2826700  SH           SOLE               2691600         135100
AMR CORP                        COM  001765106   158879   2327900  SH           SOLE               2219500         108400
AT&T                            COM  001957109   317058   5680763  SH           SOLE               5381891         298872
AVIVA PETROLEUM INC-DEP SHR     COM  05379P304        2     29212  SH           SOLE                 29212
AXA UAP ADR                     COM  054536107     5231     83950  SH           SOLE                 83950
BANK AUSTRIA AKTIENGESELLSCHAF  COM  060593100     5270    501000  SH           SOLE                501000
BANK OF AMERICA CORP            COM  060505104   476813   6503849  SH           SOLE               6176312         327537
BAUSCH AND LOMB INC             COM  071707103    64604    844500  SH           SOLE                719800         124700
BAXTER INTERNATIONAL INC        COM  071813109   309939   5112400  SH           SOLE               4815900         296500
BELL ATLANTIC CORP              COM  077853109   515257   7881560  SH           SOLE               7491710         389850
BESTFOODS                       COM  08658U101   211724   4277250  SH           SOLE               3988550         288700
BOC GROUP PLC SPONSORED ADR     COM  055617609      496     12300  SH           SOLE                 12300
BRISTOL MYERS SQUIBB CO         COM  110122108   394227   5596830  SH           SOLE               5335080         261750
CIGNA CORP                      COM  125509109   186384   2094200  SH           SOLE               1994300          99900
CITIGROUP INC                   COM  172967101   435052   9158987  SH           SOLE               8717990         440997
COMPAGNIE FINANCIERE RICHEMONT  COM  204318109      496     25800  SH           SOLE                 25800
COMPUTER ASSOCIATES INTL INC    COM  204912109   165676   3026050  SH           SOLE               2864650         161400
CONTINENTAL AIRLINES INC CL B   COM  210795308    87217   2318050  SH           SOLE               2150550         167500
DAIMLERCHRYSLER AG ORD SHRS     COM  D1668R123     8735     98151  SH           SOLE                 98151
DANA CORP                       COM  235811106   192154   4171600  SH           SOLE               3944300         227300
DAYTON HUDSON CORP              COM  239753106   361692   5564500  SH           SOLE               5294950         269550
DIAGEO PLC ADR                  COM  25243Q205     8148    189500  SH           SOLE                189500
DUN & BRADSTREET CORP (NEW)     COM  26483B106   248811   7021120  SH           SOLE               6639020         382100
ELF AQUITAINE ADR               COM  286269105   244372   3321970  SH           SOLE               3172800         149170
FEDERATED DEPT. STORE INC DEL   COM  31410H101   297788   5625275  SH           SOLE               5328175         297100
FORD MOTOR CO                   COM  345370100    66342   1175500  SH           SOLE               1112600          62900
FORT JAMES CORP                 COM  347471104   188790   4984550  SH           SOLE               4752650         231900


FOX ENTERTAINMENT GROUP INC     COM  35138T107    57649   2140100  SH           SOLE               2004900         135200
GANNETT INC                     COM  364730101   269066   3769750  SH           SOLE               3588250         181500
GENERAL MOTORS CLASS H STOCK    COM  370442832   216924   3852150  SH           SOLE               3706700         145450
GENERAL MOTORS CORP             COM  370442105   416349   6308325  SH           SOLE               6009725         298600
GRANADA GROUP PLC ORD SHS       COM    0381125     4749    256000  SH           SOLE                256000
HARTFORD FINANCIAL SERVICES GR  COM  416515104   173964   2983300  SH           SOLE               2818250         165050
HELLENIC TELECOMMUNICATIONS OR  COM  423325307     4723    426900  SH           SOLE                426900
HOECHST AG SPONSORED ADR        COM  434390308   424612   9230700  SH           SOLE               8895400         335300
HOST MARRIOTT CORP              COM  44107P104   160859  13546030  SH           SOLE              12882030         664000
HOUSEHOLD INTERNATIONAL INC     COM  441815107   365662   7718469  SH           SOLE               7318900         399569
IMC GLOBAL                      COM  449669100    58272   3353798  SH           SOLE               3108907         244891
INDEPENDENT NEWS & MEDIA PLC O  COM    0461481     5166   1092500  SH           SOLE               1092500
ING GROEP NV ADR                COM  456837103     5273     95879  SH           SOLE                 95879
INTERNATIONAL BUSINESS MACHINE  COM  459200101   287480   2224220  SH           SOLE               2090970         133250
KIMBERLY CLARK CORP             COM  494368103   239377   4199600  SH           SOLE               3895500         304100
KLM ROYAL DUTCH AIRLINES ADR    COM  482516101     7872    275600  SH           SOLE                275600
KONINKLIJKE KPN NV SPONSORED A  COM  780641205     5251    109400  SH           SOLE                109400
KONINKLIJKE PHILIPS ELECTRONIC  COM  500472204   503901   4995304  SH           SOLE               4795552         199752
LAGARDERE GROUPE SPONSORED ADR  COM  507069102     5242    140800  SH           SOLE                140800
MONSANTO CO                     COM  611662107   224217   5667400  SH           SOLE               5406400         261000
MOTOROLA INC                    COM  620076109   305908   3228577  SH           SOLE               3056884         171693
NEWS CORP LTD CLASS A SPONSORE  COM  652487802   414100  13120000  SH           SOLE              12553700         566300
NORTEL NETWORKS CORP            COM  656569100   253701   2922400  SH           SOLE               2803150         119250
NORTHWEST AIRLINES CORP         COM  667280101   108178   3328550  SH           SOLE               3224650         103900
PENINSULAR & ORIENTAL           COM  707190401     4819    160400  SH           SOLE                160400
PHILIP MORRIS COMPANIES, INC    COM  718154107   384764   9574230  SH           SOLE               9342480         231750
R.H. DONNELLEY CORPORATION      COM  74955W307    49415   2526000  SH           SOLE               2526000
ROYAL & SUN ALLIANCE INSURANCE  COM  78004V202     5547    123699  SH           SOLE                123699
ROYAL CARIBBEAN CRUSES LTD.     COM  V7780T103    75370   1722750  SH           SOLE               1641750          81000
TENET HEALTHCARE CORP           COM  88033G100    81155   4372013  SH           SOLE               4168890         203123
TEXACO INC                      COM  881694103    47243    757400  SH           SOLE                699500          57900
TRW INC COM                     COM  872649108   198999   3626400  SH           SOLE               3522100         104300
TYCO INTERNATIONAL LIMITED      COM  902124106   221658    233940  SH           SOLE               2238750         100650
UBS AG ORD SHRS                 COM    5485958     5061     16950  SH           SOLE                 16950
UPM KYMMENE CORP ADR            COM  915436109   100172   3186400  SH           SOLE               3051650         134750
US BANCORP                      COM  902973106   236675   7091400  SH           SOLE               6759100         332300
US WEST INC. COMMUNICATIONS     COM  91273H101   131465   2237700  SH           SOLE               2118200         119500
VIVENDI SPONSORED ADR           COM  92851S105     5013    309450  SH           SOLE                309450
WASTE MANAGEMENT INC            COM  94106L109   460063   8559309  SH           SOLE               8129809         429500
WEYERHAEUSER CO                 COM  962166104   104864   1525300  SH           SOLE               1433450          91850
XEROX CORP                      COM  984121103   385421   6525650  SH           SOLE               6175600         350050
GRAND TOTAL                                  12,421,213
